Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 589,056,000
Total Fee Amount	81,348.63
Total Offset Amount	0
Net Fee	$ 81,348.63
Offset Table N/A	N/A